Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.21%
Communication services: 10.72%
Entertainment: 1.11%
Electronic Arts, Inc.#	238	$32,561
Interactive media & services: 8.83%
Alphabet, Inc. Class C†#	1,198	168,834
Meta Platforms, Inc. Class A†#	257	90,968
		259,802
Media: 0.78%
Interpublic Group of Cos., Inc.#	701	22,880
Consumer discretionary: 8.42%
Hotels, restaurants & leisure: 4.58%
Booking Holdings, Inc.†#	20	70,945
McDonald’s Corp.#	110	32,616
Starbucks Corp.#	324	31,107
		134,668
Household durables: 1.53%
Garmin Ltd.#	351	45,118
Specialty retail: 1.36%
Home Depot, Inc.#	115	39,853
Textiles, apparel & luxury goods: 0.95%
NIKE, Inc. Class B#	258	28,011
Consumer staples: 4.14%
Beverages: 1.12%
Diageo PLC ADR#	226	32,919
Consumer staples distribution & retail : 0.88%
Target Corp.#	182	25,920
Food products: 1.38%
Mondelez International, Inc. Class A#	562	40,706
Personal care products: 0.76%
Unilever PLC ADR#	460	22,301
Energy: 4.38%
Oil, gas & consumable fuels: 4.38%
Suncor Energy, Inc.#	1,882	60,299
TotalEnergies SE ADR#	1,018	68,593
		128,892
Financials: 15.13%
Banks: 7.43%
Citigroup, Inc.#	979	50,360
JPMorgan Chase & Co.#	484	82,328
See accompanying notes to portfolio of investments
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Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Banks(continued)
Regions Financial Corp.#	1,800	$34,884
Toronto-Dominion Bank#	788	50,921
		218,493
Capital markets: 3.79%
BlackRock, Inc.#	59	47,896
Blackstone, Inc.#	487	63,758
		111,654
Financial services: 2.06%
Visa, Inc. Class A#	233	60,661
Insurance: 1.85%
Manulife Financial Corp.#	2,459	54,344
Health care: 10.89%
Biotechnology: 1.61%
AbbVie, Inc.#	305	47,266
Health care providers & services: 2.83%
UnitedHealth Group, Inc.#	158	83,182
Life sciences tools & services: 1.37%
Thermo Fisher Scientific, Inc.#	76	40,340
Pharmaceuticals: 5.08%
Eli Lilly & Co.#	152	88,604
Merck & Co., Inc.#	558	60,833
		149,437
Industrials: 10.54%
Aerospace & defense: 4.09%
Boeing Co.†#	235	61,255
RTX Corp.#	701	58,982
		120,237
Air freight & logistics: 1.47%
United Parcel Service, Inc. Class B#	276	43,396
Commercial services & supplies: 1.19%
Waste Management, Inc.#	195	34,925
Electrical equipment: 2.63%
Eaton Corp. PLC#	321	77,303
Ground transportation: 1.16%
Union Pacific Corp.#	139	34,141
Information technology: 29.55%
Communications equipment: 1.49%
Cisco Systems, Inc.#	867	43,801
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EPI

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 1.30%
TE Connectivity Ltd.#	273	$38,356
IT services: 1.11%
Cognizant Technology Solutions Corp. Class A#	430	32,478
Semiconductors & semiconductor equipment: 7.64%
Advanced Micro Devices, Inc.†#	331	48,793
Broadcom, Inc.#	100	111,625
Lam Research Corp.#	82	64,227
		224,645
Software: 9.87%
Adobe, Inc.†#	67	39,972
Microsoft Corp.#	666	250,443
		290,415
Technology hardware, storage & peripherals: 8.14%
Apple, Inc.#	1,243	239,315
Materials: 2.44%
Chemicals: 2.44%
Celanese Corp.#	462	71,781
Total common stocks (Cost $2,550,235)		2,829,801

		Yield
Short-term investments: 0.98%
Investment companies: 0.98%
Allspring Government Money Market Fund Select Class♠∞		5.28%	28,808	28,808
Total short-term investments (Cost $28,808)				28,808
Total investments in securities (Cost $2,579,043)	97.19%			2,858,609
Other assets and liabilities, net	2.81			82,696
Total net assets	100.00%			$2,941,305

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series EPI | 3

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$2,932,708	$(2,903,900)	$0	$0	$28,808	28,808	$4,009
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-mini S&P 500	Morgan Stanley Co.	(22)	$(1,042,800)	$474.00	1-5-2024	$(9,966)
E-mini S&P 500	Morgan Stanley Co.	(2)	(98,800)	494.00	1-5-2024	(7)
E-mini S&P 500	Morgan Stanley Co.	(5)	(252,500)	505.00	1-12-2024	(23)
E-mini S&P 500	Morgan Stanley Co.	(18)	(873,000)	485.00	1-12-2024	(1,989)
E-mini S&P 500	Morgan Stanley Co.	(3)	(153,000)	510.00	1-19-2024	(9)
E-mini S&P 500	Morgan Stanley Co.	(17)	(836,400)	492.00	1-19-2024	(943)
E-mini S&P 500	Morgan Stanley Co.	(20)	(990,000)	495.00	1-26-2024	(1,230)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(42,978)	429.78	1-5-2024	(10)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(3)	(126,000)	420.00	1-12-2024	(290)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(4)	(170,000)	425.00	1-19-2024	(344)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(6)	(254,868)	424.78	1-26-2024	(963)
iShares Russell 2000 ETF	Morgan Stanley Co.	(10)	(196,000)	196.00	1-5-2024	(5,165)
iShares Russell 2000 ETF	Morgan Stanley Co.	(9)	(184,500)	205.00	1-12-2024	(1,399)
iShares Russell 2000 ETF	Morgan Stanley Co.	(8)	(169,600)	212.00	1-19-2024	(512)
iShares Russell 2000 ETF	Morgan Stanley Co.	(7)	(147,700)	211.00	1-26-2024	(780)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(194,000)	388.00	1-5-2024	(25)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(195,000)	390.00	1-12-2024	(78)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(6)	(242,400)	404.00	1-19-2024	(33)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(3)	(116,250)	387.50	1-26-2024	(282)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(2)	(81,000)	405.00	1-26-2024	(17)
						$(24,065)
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series EPI

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account CoreBuilder Shares - Series EPI | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$315,243	$0	$0	$315,243
Consumer discretionary	247,650	0	0	247,650
Consumer staples	121,846	0	0	121,846
Energy	128,892	0	0	128,892
Financials	445,152	0	0	445,152
Health care	320,225	0	0	320,225
Industrials	310,002	0	0	310,002
Information technology	869,010	0	0	869,010
Materials	71,781	0	0	71,781
Short-term investments
Investment companies	28,808	0	0	28,808
Total assets	$2,858,609	$0	$0	$2,858,609
Liabilities
Written options	$24,065	$0	$0	$24,065
Total liabilities	$24,065	$0	$0	$24,065
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EPI